EARNINGS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS PER ORDINARY SHARE

6 Earnings per ordinary share

Accounting policy

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Adjusted earnings per share

Adjusted earnings per share (or adjusted basic earnings per share) is a trend measure which presents the long-term profitability of the Group excluding the impact of specific transactions that management considers affects the Group’s short-term profitability. The Group presents this measure to assist investors in their understanding of trends. Adjusted attributable profit is the numerator used for this measure. The Group has identified the following items as those to be excluded when arriving at adjusted attributable profit: acquisition and disposal-related items including amortisation and impairment of acquisition intangible assets; significant restructuring programmes; significant gains and losses arising from legal disputes and other significant items (including UK tax litigation) and taxation thereon. Adjusted diluted earnings per share is calculated by adjusting the adjusted basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Group financial statements continued

Notes to the Group accounts continued

6 Earnings per ordinary share continued

The calculations of the basic, diluted and adjusted earnings per ordinary share are based on the following attributable profit and numbers of shares:

	2022	2021	2020
	$ million	$ million	$ million
Earnings
Attributable profit for the year	223	524	448
Adjusted attributable profit (see below)	713	710	564

Attributable profit is reconciled to adjusted attributable profit as follows:

		2022	2021	2020
	Notes	$ million	$ million	$ million
Attributable profit for the year		223	524	448
Acquisition and disposal-related items[1]		162	(73)	4
Restructuring and rationalisation costs[2]	3	168	113	124
Amortisation and impairment of acquisition intangibles[3]	9	205	172	171
Legal and other[4]		82	59	91
UK tax litigation	5	–	–	(142)
Taxation on excluded items	5	(127)	(85)	(132)
Adjusted attributable profit		713	710	564

1

Acquisition and disposal related items includes a $4m charge within operating profit (2021: $7m charge, 2020: $4m charge) and a $158m charge within share of result of associates (2021: $5m credit, 2020: $nil) and a $nil gain on disposal of interest in associate (2021: $75m gain, 2020: $nil). See details in Note 11.

2 Restructuring and rationalisation costs include a $167m charge within operating profit (2021: $113m, 2020: $124m) and a $1m charge within share of result of associates (2021: $nil, 2020: $nil).

3	In 2022, amortisation and impairment of acquisition intangibles includes a $205m charge within operating profit (2021: $172m charge with operating profit, 2020: $171m charge within operating profit).
4

Legal and other charge in 2022 includes $75m (2021: $51m charge, 2020: $89m charge) within operating profit (refer to Note 2.6) and a $7m charge (2021: $8m charge, 2020: $8m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally. In 2020, other finance costs includes a credit of $6m for interest on a tax refund relating to the UK tax litigation case (see Note 5).

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2022	2021	2020
Number of shares (millions)
Basic weighted number of shares	872	877	875
Dilutive impact of share incentive schemes outstanding	1	1	2
Diluted weighted average number of shares	873	878	877

Earnings per ordinary share
Basic	25.5¢	59.8¢	51.3¢
Diluted	25.5¢	59.7¢	51.2¢
Adjusted:
Basic	81.8¢	80.9¢	64.6¢
Diluted	81.6¢	80.8¢	64.4¢